Financial Risks - Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	€ 5,499	€ 5,803
Unrealized losses	(277)	(345)
Residential mortgage- backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	142	413
Unrealized losses	(17)	(18)
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	543	494
Unrealized losses	(40)	(6)
Asset backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,183	662
Unrealized losses	(13)	(5)
ABSs - other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	123	242
Unrealized losses	(3)	(4)
Financial Industry - Banking [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	149	349
Unrealized losses	(7)	(20)
Financial Industry - Insurance [Member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	85	104
Unrealized losses	(7)	(5)
Financial Industry - Other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	536	615
Unrealized losses	(9)	(15)
Industrial [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,141	1,293
Unrealized losses	(60)	(105)
Utility [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	333	249
Unrealized losses	(9)	(10)
Government Securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	361	453
Unrealized losses	(10)	(23)
Other securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	380	279
Unrealized losses	(75)	(117)
Held by Aegon Americas and NL [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	4,976	5,153
Unrealized losses	(249)	(327)
Held by other segments [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	523	650
Unrealized losses	€ (28)	€ (18)